Organization, Basis of Presentation, and Nature of Operations	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Basis of Presentation, and Nature of Operations

Note 1 – Organization, Basis of Presentation, and Nature of Operations

Organization and Nature of Operations

Magellan Gold Corporation (“we” “our”, “us”, the “Company” or “Magellan”) was incorporated on September 28, 2010, under the laws of the State of Nevada. Our principal business is the acquisition and exploration of mineral resources. We have not presently determined whether the properties to which we have mining rights contain mineral reserves that are economically recoverable.

Our primary focus is to explore and develop mineral properties in the United States. Effective March 31, 2020, we divested our subsidiary holding all of our international assets and plan to advance our recently acquired Idaho Gold project towards resource definition and eventual development, and possibly to acquire additional mineral rights and conduct additional exploration, development and permitting activities. Our mineral lease payments, permitting applications and exploration and development efforts will require additional capital. We rely upon the sale of our securities as well as advances and loans from executive management and significant shareholders to fund our operations as we have not generated any significant revenue.